Filed with the Securities and Exchange Commission on April 3, 2012

1933 Act Registration File No. 333-86348
1940 Act File No. 811-21079

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 45	☒

(Check appropriate box or boxes.)
HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices) (Zip Code)

1-866-388-6292
(Registrant’s Telephone Number, Including Area Code)

David B. Perkins
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
(Name and Address of Agent for Service)

WITH A COPY TO:
Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on ______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 43 to the Hatteras Alternative Mutual Funds Trust’s (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 42 on Form N-1A filed March 15, 2012.  This PEA No. 43 is filed for the sole purpose of submitting the XBRL exhibit for the risk return summary first provided in PEA No. 42 to the Trust’s Registration Statement for its series: Hatteras Managed Futures Strategies Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness for this Post-Effective Amendment No. 43 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 43 to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Raleigh and the State of North Carolina on the 3rd day of April, 2012.

                          HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

                          By: /s/ J. Michael Fields
                          J. Michael Fields, Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 43 to the Registration Statement has been signed below by the following persons in the capacities indicated and on April 3, 2012.

Signature	Title
Joseph E. Breslin* Joseph E. Breslin	Independent Trustee and Chairman
H. Alexander Holmes* H. Alexander Holmes	Independent Trustee
Thomas Mann* Thomas Mann	Independent Trustee
Steve E. Moss* Steve E. Moss	Independent Trustee
Gregory S. Sellers* Gregory S. Sellers	Independent Trustee
Daniel K. Wilson* Daniel K. Wilson	Independent Trustee
David B. Perkins* David B. Perkins	Interested Trustee, President and Chief Executive Officer
Robert Lance Baker* Robert Lance Baker	Treasurer and Chief Financial Officer
By: /s/ J. Michael Fields J. Michael Fields, Secretary
Attorney-in-Fact pursuant to Power of Attorney filed on February 26, 2010 and Power of Attorney to be filed by amendment.

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SIGNATURES

Hatteras Trading Advisors has duly caused this Registration Statement of Hatteras Alternative Mutual Funds Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Raleigh and the State of North Carolina on the 3rd day of April, 2012.

Hatteras Trading Advisors

By: /s/ J. Michael Fields
J. Michael Fields

This Registration Statement of Hatteras Alternative Mutual Funds Trust, has been signed below by the following persons in the capacities and on April 3, 2012.

Signature	Title
Joseph E. Breslin* Joseph E. Breslin	Director – Hatteras Trading Advisors
H. Alexander Holmes* H. Alexander Holmes	Director – Hatteras Trading Advisors
Thomas Mann* Thomas Mann	Director – Hatteras Trading Advisors
Steve E. Moss* Steve E. Moss	Director – Hatteras Trading Advisors
Daniel K. Wilson* Daniel K. Wilson	Director – Hatteras Trading Advisors
Gregory S. Sellers* Gregory S. Sellers	Director – Hatteras Trading Advisors
David B. Perkins* David B. Perkins	Director – Hatteras Trading Advisors

By:/s/ J. Michael Fields J. Michael Fields
Attorney-in-Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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